INVENTORIES Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
Inventory write-down	$ 166	$ 196